YieldMax COIN Option Income Strategy ETF
Schedule of Investments
July 31, 2025 (Unaudited)

U.S. TREASURY SECURITIES - 44.2%		Par	Value
United States Treasury Note/Bond
4.25%, 10/15/2025 (a)		$222,693,000	$222,667,914
3.88%, 01/15/2026 (a)		421,361,000	420,627,718
TOTAL U.S. TREASURY SECURITIES (Cost $643,186,475)			643,295,632

PURCHASED OPTIONS - 4.2%(b)	Notional Amount	Contracts
Call Options - 4.2%			$–
Coinbase Global, Inc. (c)(d)(e)		–	$–
Expiration: 08/01/2025; Exercise Price: $435.00	$663,346,560	17,560	1,799,900
Expiration: 08/01/2025; Exercise Price: $437.50	54,775,200	1,450	133,400
Expiration: 08/15/2025; Exercise Price: $390.00	1,461,931,200	38,700	59,501,250
TOTAL PURCHASED OPTIONS (Cost $160,431,283)			61,434,550

SHORT-TERM INVESTMENTS
U.S. TREASURY BILLS - 57.5%		Par
4.17%, 08/14/2025 (a)(f)		$112,503,000	112,329,933
4.19%, 11/06/2025 (a)(f)		244,869,000	242,096,250
4.03%, 02/19/2026 (a)(f)		192,886,000	188,481,020
4.06%, 07/09/2026 (a)(f)		304,253,000	292,847,033
TOTAL U.S. TREASURY BILLS (Cost $836,101,884)			835,754,236

MONEY MARKET FUNDS - 1.3%		Shares
First American Government Obligations Fund - Class X, 4.23%(g)		18,924,136	18,924,136
TOTAL MONEY MARKET FUNDS (Cost $18,924,136)			18,924,136

TOTAL INVESTMENTS - 107.2% (Cost $1,658,643,778)			1,559,408,554
Liabilities in Excess of Other Assets - (7.2)%			(105,380,665)
TOTAL NET ASSETS - 100.0%			$1,454,027,889
two			–%
Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.			–%

(a)	All or a portion of this security has been pledged to the broker in connection with written options as of July 31, 2025.
(b)	Non-income producing security.
(c)	Exchange-traded.
(d)	100 shares per contract.
(e)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(f)	The rate shown is the annualized effective yield as of July 31, 2025.
(g)	The rate shown represents the 7-day annualized effective yield as of July 31, 2025.

YieldMax COIN Option Income Strategy ETF
Schedule of Written Options
July 31, 2025 (Unaudited)

WRITTEN OPTIONS - (7.6)%	Notional Amount	Contracts	Value
Call Options - (0.4)%
Coinbase Global, Inc. (a)(b)		–	$–
Expiration: 08/01/2025; Exercise Price: $400.00	$(28,332,000)	(750)	$(352,500)
Expiration: 08/01/2025; Exercise Price: $402.50	(11,332,800)	(300)	(162,750)
Expiration: 08/01/2025; Exercise Price: $407.50	(173,769,600)	(4,600)	(1,564,000)
Expiration: 08/01/2025; Exercise Price: $415.00	(210,034,560)	(5,560)	(1,390,000)
Expiration: 08/01/2025; Exercise Price: $417.50	(328,651,200)	(8,700)	(1,831,350)
Expiration: 08/01/2025; Exercise Price: $422.50	(234,211,200)	(6,200)	(967,200)
Total Call Options			(6,267,800)

Put Options - (7.2)%
Coinbase Global, Inc., Expiration: 08/15/2025; Exercise Price: $390.01 (a)(b)(c)	(1,461,931,200)	(38,700)	(103,912,035)
TOTAL WRITTEN OPTIONS (Premiums received $100,255,618)			$(110,179,835)

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.
(b)	100 shares per contract.
(c)	FLexible EXchange® Options.

Summary of Fair Value Disclosure as of July 31, 2025 (Unaudited)

YieldMax COIN Option Income Strategy ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of July 31, 2025:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
U.S. Treasury Securities	$–	$643,295,632	$–	$643,295,632
Purchased Options	–	61,434,550	–	61,434,550
U.S. Treasury Bills	–	835,754,236	–	835,754,236
Money Market Funds	18,924,136	–	–	18,924,136
Total Investments	$18,924,136	$1,540,484,418	$–	$1,559,408,554

Liabilities:
Investments:
Written Options	$–	$(110,179,835)	$–	$(110,179,835)
Total Investments	$–	$(110,179,835)	$–	$(110,179,835)